SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL (Tables)
Stock Option Activity
Expiry Date		Exercise Price	December 31, 2020	Granted 2021	Exercised	Cancelled	December 31, 2021

February 14, 2027	US$	0.006	10,000,000	-	-	-	10,000,000